SIGNIFICANT ACCOUNTING POLICIES - Future Minimum Lease Payments (Detail) $ in Thousands	Dec. 31, 2019 CAD ($)
Future Minimum Lease Payments Line Items [Line Items]
Future minimum lease payments due	$ 33,045
2020
Future Minimum Lease Payments Line Items [Line Items]
Future minimum lease payments due	619
2021
Future Minimum Lease Payments Line Items [Line Items]
Future minimum lease payments due	719
2022
Future Minimum Lease Payments Line Items [Line Items]
Future minimum lease payments due	417
2023
Future Minimum Lease Payments Line Items [Line Items]
Future minimum lease payments due	137
2024
Future Minimum Lease Payments Line Items [Line Items]
Future minimum lease payments due	119
2025 and thereafter
Future Minimum Lease Payments Line Items [Line Items]
Future minimum lease payments due	$ 31,034